UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2015
March 31, 2015
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Investments in ETFs, Foreign Securities Risk, Inverse Correlation Risk, Short Sales Risk, Derivative Risk, Leverage Risk, Market Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Management Style Risk, Manager Risk, Non-diversified Fund Risk, Sector Focus Risk, Portfolio Turnover Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting navfx.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2015.

For More Information on Your Sector Rotation Fund:

See Our Web site @ navfx.com
or
Call Our Shareholder Services Group at 800-773-3863.

Consumers spend, but not enough to boost GDP

U.S. gross domestic product, which measures the value of all goods and services produced in the economy, has disappointed the market census. Fourth-quarter GDP came in at 2.6%, roughly half the summer's 5% pace. Over the entire year, GDP grew just 2.4%—which is only slightly better than the sluggish average of the six-year-old economic recovery, and nowhere near the 4% growth of the late 1990s.

There was some good news: Lower energy prices have provided a lift to purchasing power and consumer sentiment, so consumers went on their biggest spending spree in almost nine years in the fourth quarter. That's important because consumer spending is a major component of an economic recovery.

On the other hand, many businesses struggled. The strengthening U.S. dollar made imports cheaper, so Americans bought foreign goods while U.S. exports declined, causing the trade gap to widen. Businesses also cut back on capital spending, particularly on equipment.

Unemployment has been falling steadily and has been under six percent since September 2014. The unemployment rate for March was 5.5 percent, unchanged from February, according to the Bureau of Labor Statistics. Approximately 126,000 jobs were created in March, well below the 12-month rolling average of 269,000 new jobs per month.  Business sectors seeing job growth in March included business and professional services, health care and retail trade. Employment in the construction, manufacturing, wholesale trade, transportation and warehousing, financial services and government sectors remained steady, while mining saw job losses for the month.  The number of unemployed was little changed for the month, at 8.6 million workers. Of those, the number of long-term unemployed, those jobless for 27 weeks or more, was 2.6 million and accounted for 29.8 percent of the unemployed.

Some economics argue that the increase in the business sector resulted from a surge in the labor force, which has begun to grow more quickly over the past year. As I've said before, however, the unemployment rate is far removed from common experience. Why? One reason is because of the way the Bureau of Labor Services (BLS) calculates the unemployment rate. You see, to be counted among the headline unemployed (a measure referred to as U3), you have to have looked for work actively within the four weeks prior to the unemployment survey. If you haven't—because you got so frustrated not being able to find a job you gave up—the BLS considers you a "discouraged worker" and doesn't count you in U3. (And the broader U6 unemployment measure includes only the short-term discouraged workers, not long-term.) Had those discouraged workers been counted, the unemployment rate would have been higher.

Then we have durable goods. New orders declined in December and over the fourth quarter, whether viewed before or after inflation adjustment. The number to look at is the one that excludes commercial aircraft, because such orders are irregular and have limited impact on near-term economic activity. With that in mind, in the fourth quarter of 2014, durable-goods order declined 5.9% in inflation-adjusted terms and 3.9% in nominal terms. By way of comparison, in the third quarter, durable-goods orders rose 4.3% in inflation-adjusted terms and 5.1% in nominal terms. In the second quarter, they rose 14.9% in inflation-adjusted terms and 19.4% in nominal terms. Clearly, the durable-goods data is signaling a downturn in industrial production.1

Then we have retail sales: After the weakest holiday-shopping season for retailers since 2008, when the U.S. economy collapsed, retail sales plunged a weaker-than-expected 0.8% in January, dominated by declining automobile and gasoline sales, but with weak activity across a variety of retail outlets.  All told, the January 2015 retail sales activity suggests a contraction, or reduction, in the first quarter of 2015.

1 Source: U.S. Department of Labor.

But that's not all.  For example, the trade deficit is deteriorating, thanks to a strong U.S. dollar, as we noted above. And, a number of construction and residential home sales indicators continue to show negative or flat monthly changes.

Now, increasing global turbulence presents another obstacle that could prevent the U.S. economy from getting on a sustained growth path. And I'm not just talking about turmoil in the Middle East. In Europe, there's the possibility that the European Central Bank (ECB) won't, as promised, take action that stimulates European growth, and that elections in a number of countries, including Greece, Spain and the United Kingdom, could lead to political upheaval. In Russia, the decline in oil process could lead to civil unrest.

The U.S. Federal Reserve Board (Fed) has said it remains encouraged, on the whole, by the economy's performance, and it considers the decline in energy prices to be a positive thing—namely, a boost to economic activity and only a temporary depressant of inflation. Inflation doesn't need to get back to the Fed's 2% target for the policymakers to start raising interest rates, but conditions do need to be in place to assure policymakers that inflation will get there in time—conditions such as continued improvement in the labor market. Most economists think the Fed will start raising rates this year, possibly in September. But June is not off the table (although that would likely require the Fed to remove the "patient" language in its statement released after the March Federal Open Market Committee meeting), nor is later than September. (But it's coming, so I suggest if you're in the market for a loan, act before then, and get a fixed rate.)

In this environment, the financial markets have been wobbly. To start with, most equity markets are trading near the upper end of their historical valuation ranges. For example, if the S&P 500 Index ends 2015 in positive territory, this year will be only the third year in history that the index has experienced seven or more consecutive years of growth (and, if it experiences earnings growth, it will be the first time in history that has done so for seven consecutive years). Not to be a naysayer, but on the surface, it looks like the index has nowhere to go but down. Beyond that, you have the events outside the United States described above. They've been driving activity in the financial markets recently, and not just abroad, but here in the United States as well, increasing volatility in risk assets, such as equities. On the other hand, it's usually only well into an interest-rate-tightening cycle that risk assets become very vulnerable (because that's when investors can see the business-cycle peak approaching), and that seems a distant prospect, so maybe we will see the S&P 500 Index break some records this year. Navigate carefully.

I appreciate the trust you have placed in me and I will continue to work very hard every day to maintain that trust.
Mark Anthony Grimaldi
Fund Manager

Please see the table below for the Fund's historical performance information through the calendar quarter ended March 31, 2015:

Average Annual Total Returns (Unaudited)
Period Ended March 31, 2015	One Year	Since Inception*	Gross Expense Ratio**
Sector Rotation Fund	10.20%	9.38%	2.11%
S&P 500 Total Return Index***	12.73%	14.88%	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date is December 31, 2009.

**Gross expense ratio is from the Fund's prospectus dated January 28, 2015. More recent expense ratios are found in the Financial Highlights.

***You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If the index did pay commissions, expenses, or taxes, the return would be lower.

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2015
		Shares	Value (note 1)

EXCHANGE-TRADED FUNDS - 97.20%

Consumer Staples - 6.27%
	Powershares Dynamic Food & Beverage Portfolio	25,000	$811,000
	Vanguard Consumer Staples ETF	5,000	634,949
			1,445,949
Fixed Income - 4.37%
	PowerShares 1-30 Laddered Treasury Portfolio	30,000	1,006,500
			1,006,500
Health Care - 25.61%
	Health Care Select Sector SPDR Fund	30,000	2,175,000
*	PowerShares DWA Healthcare Momentum Portfolio	30,000	1,818,000
	Powershares Dynamic Pharmaceuticals Portfolio	25,000	1,910,000
			5,903,000
Industrials - 7.17%
	PowerShares Aerospace & Defense Portfolio	45,000	1,653,300
			1,653,300
International - 8.41%
	iShares MSCI Germany ETF	65,000	1,939,600
			1,939,600
Large-Cap - 28.66%
	SPDR S&P 500 ETF Trust	32,000	6,605,760
			6,605,760
Mid-Cap - 9.02%
*	ProShares Ultra Mid-Cap 400	12,000	971,520
	SPDR S&P MidCap 400 ETF Trust	4,000	1,108,960
			2,080,480
Natural Resources - 3.49%
*	iPath Goldman Sachs Crude Oil Total Return Index ETN	80,000	804,000
			804,000
Utilities - 4.20%
	Vanguard Utilities ETF	10,000	968,800
			968,800

	Total Exchange-Traded Funds (Cost $18,953,598)		22,407,389

SHORT-TERM INVESTMENT - 2.88%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.01%	664,694	664,694

	Total Short-Term Investment (Cost $664,694)		664,694

			(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
				Value (note 1)

Total Value of Investments (Cost $19,618,292) - 100.08%				$23,072,083

Liabilities in Excess of Other Assets - (0.08)%				(19,452)

NET ASSETS - 100.00%				$23,052,631

*	Non-income producing investment
§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Funds:
	Consumer Staples	6.27%	$1,445,949
	Fixed Income	4.37%	1,006,500
	Health Care	25.61%	5,903,000
	Industrials	7.17%	1,653,300
	International	8.41%	1,939,600
	Large-Cap	28.66%	6,605,760
	Mid-Cap	9.02%	2,080,480
	Natural Resources	3.49%	804,000
	Utilities	4.20%	968,800
	Short-Term Investment	2.88%	664,694
	Liabilities in Excess of Other Assets	-0.08%	(19,452)
	Total	100.00%	$23,052,631

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2015

Assets:
Investments, at value (cost $19,618,292)	$23,072,083
Receivables:
Fund shares sold	5,919
Dividends and interest	32,265

Total assets	23,110,267

Liabilities:
Due to broker	1,200
Payables:
Fund shares repurchased	20,000
Accrued expenses:
Advisory fees	20,388
Administration fees	16,048

Total liabilities	57,636

Net Assets	$23,052,631

Net Assets Consist of:
Paid in Capital	$18,998,207
Undistributed net realized gain on investments	600,633
Net unrealized appreciation on investments	3,453,791

Total Net Assets	$23,052,631
Shares Outstanding, no par value (unlimited authorized shares)	1,967,520
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.72

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2015

Investment Income:
Dividends	$248,112

Total Investment Income	248,112

Expenses:
Advisory fees (note 2)	115,784
Administration fees (note 2)	91,355

Total Expenses	207,139

Net Investment Income	40,973

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	409,109

Net change in unrealized appreciation on investments	1,130,842

Net Realized and Unrealized Gain on Investments	1,539,951

Net Increase in Net Assets Resulting from Operations	$1,580,924

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the period or year ended	2015 (a)	2014

Operations:
Net investment income	$40,973	$147,819
Net realized gain from investment transactions	409,109	3,585,429
Net change in unrealized appreciation (depreciation) on investments	1,130,842	(760,535)

Net Increase in Net Assets Resulting from Operations	1,580,924	2,972,713

Distributions to Shareholders (note 4):
Net investment income	(241,055)	(63,163)
Net realized gain from investment transactions	(3,606,680)	(315,319)

Decrease in Net Assets Resulting from Distributions	(3,847,735)	(378,482)

Beneficial Interest Transactions:
Shares sold	3,141,346	7,902,417
Redemption fees	502	-
Reinvested dividends and distributions	3,726,690	367,014
Shares repurchased	(3,793,519)	(9,537,357)

Increase (Decrease) from Beneficial Interest Transactions	3,075,019	(1,267,926)

Net Increase in Net Assets	808,208	1,326,305

Net Assets:
Beginning of year	22,244,423	20,918,118
End of year	$23,052,631	$22,244,423

Undistributed Net Investment Income	$-	$83,275

Share Information:
Shares Sold	250,318	621,515
Reinvested Distributions	332,928	30,547
Shares repurchased	(318,409)	(751,482)
Net Increase (Decrease) in Shares of Beneficial Interest	264,837	(99,420)

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal year or period ended	2015 (g)		2014	2013	2012	2011

Net Asset Value, Beginning of Period	$13.06		$11.61	$11.38	$10.38	$10.02

Income from Investment Operations
Net investment income	0.05		0.09	0.10	0.01	0.06
Net realized and unrealized gain on investments	0.77		1.58	0.83	1.55	0.30

Total from Investment Operations	0.82		1.67	0.93	1.56	0.36

Less Distributions to Shareholders:
Net investment income	(0.12)		(0.04)	(0.07)	(0.32)	-
Net realized gain from investment transactions	(2.04)		(0.18)	(0.63)	(0.24)	-

Total Distributions	(2.16)		(0.22)	(0.70)	(0.56)	-

Paid in Beneficial Interest:
From redemption fees	0.00	(f)	-	-	-	-

Total Paid in Beneficial Interest	0.00	(f)	-	-	-	-

Net Asset Value, End of Period	$11.72		$13.06	$11.61	$11.38	$10.38

Total Return (c)	7.33%	(b)	14.50%	8.67%	15.48%	3.59%

Net Assets, End of Period (in thousands)	$23,053		$22,244	$20,918	$23,386	$22,190

Ratios of:
Gross Expenses to Average Net Assets (d)	1.78%	(a)	1.81%	1.65%	2.00%	2.03%
Net Expenses to Average Net Assets (d)	1.78%	(a)	1.81%	1.65%	2.00%	1.65%
Net Investment Income to Average Net Assets (e)	0.61%	(a)	0.67%	0.91%	0.34%	0.52%

Portfolio turnover rate	111.74%	(b)	218.41%	146.64%	175.18%	227.34%

(a) Annualized
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Less than $0.01 per share.
(g) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Sector Rotation Fund ("Fund") is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust ("WFT").  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds ("ETFs").  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$22,407,389	$22,407,389	$-	$-
Short-Term Investment	664,694	664,694	-	-
Total Assets	$23,072,083	$23,072,083	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2015.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the year.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Administrator bears all operating expenses of the Fund not specifically assumed by the Fund.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund by Gimaldi Portfolio Solutions, Inc. ("Advisor"), the Advisor receives a monthly fee based on the Fund's average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $115,784 in advisory fees for the period ended March 31, 2015.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative and fund accounting services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 1.35% if the average daily net assets are under $12 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $2 billion or more.  The rate in effect at March 31, 2015 was 0.783% of the average daily net assets of the Fund.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest on securities sold short; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums.  The Fund incurred $91,355 in administration fees for the period ended March 31, 2015.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund's net assets are below $12 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund's administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower net asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$24,600,902	$25,041,903

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2015.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  Permanent differences do not have an effect on the net asset values of the Fund.

Management reviewed the Fund's tax positions to be taken on Federal income tax returns for the open tax years of 2012, 2013, 2014, and as of and during the period ended March 31, 2015, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2015	September 30, 2014
Ordinary Income	$1,423,057	$63,163
Long-term Capital Gain	$2,424,678	$315,319

At March 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,618,292

Unrealized Appreciation	$3,491,509
Unrealized Depreciation	(37,718)
Net Unrealized Appreciation	3,453,791

5.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

6.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sector Rotation Fund

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's period ended March 31, 2015.

During the six month period, $2,424,678 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Sector Rotation Fund

Additional Information (Unaudited)

Sector Rotation Fund	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,073.30	$9.22
	$1,000.00	$1,016.04	$8.96
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.783%,    multiplied by 182/365 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365	1207 Route 9, Suite 10
Rocky Mount, North Carolina 27803	Wappingers Falls, NY 12590

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	navfx.com

Item 2.                    CODE OF ETHICS.
     Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.                    SCHEDULE OF INVESTMENTS.
    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                 SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                 CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                   EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Katherine M. Honey
Date: May 29, 2015	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: May 29, 2015	Katherine M. Honey President and Principal Executive Officer The Sector Rotation Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: May 29, 2015	Ashley E. Harris Treasurer and Principal Financial Officer The Sector Rotation Fund